PROFITS INTEREST UNITS - Additional Information (Details) - shares		12 Months Ended
	Apr. 22, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Number of restricted shares issued upon conversion of units		7,843,107	3,692,699
Class B units
Class of Stock [Line Items]
Number of units converted	26,158,894
Number of shares issued upon conversion of units	4,145,987
Number of restricted shares issued upon conversion of units	8,340,126